LOSS PER ORDINARY SHARE - Computation of basic and diluted loss per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Computation of basic and diluted loss per share
Net loss	¥ (193,078)	¥ (229,779)
Change in redemption value of redeemable preferred shares		(17,760)
Cumulative dividend on redeemable preferred shares	(26,667)	(13,472)
Net loss attributable to ordinary shareholders	¥ (219,745)	¥ (261,011)
Weighted average number of ordinary shares outstanding-basic and diluted	1,186,168,652	1,070,590,091
Loss per ordinary share - basic and diluted	¥ (0.19)	¥ (0.24)
Proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs	¥ 3,560,004	¥ 2,982,242
Ordinary Shares
Computation of basic and diluted loss per share
Shares issued to depository bank (in shares)			48,962,896
Proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs			¥ 0